Financial risk management (Tables)	12 Months Ended
Jun. 30, 2018
Financial Risk Management
Schedule of assumptions and scenarios

The assumptions and scenarios are as follows:

				2018
		Devaluation in reais R$		Appreciation in reais R$
	Probable scenario	Scenario I -25%	Scenario II -50%	Scenario III +25%	Scenario IV+ 50%

Soybean - R$ / bag – July 12, 2018 (CBOT)	74.81	56.11	37.41	93.51	112.22
Soybean - R$ / bag – July 13, 2018 (CBOT)	72.98	54.74	36.49	91.23	109.47
Soybean - R$ / bag – July 27, 2018 (CBOT)	73.89	55.42	36.95	92.36	110.84
Soybean - R$ / bag – October 26, 2018 (CBOT)	74.81	56.11	37.41	93.51	112.22
Ethanol - R$ / mˆ3 – July 31, 2018 (BM&F)	1,610.00	1,207.50	805.00	2,012.50	2,415.00
Ethanol - R$ / mˆ3 – August 31, 2018 (BM&F)	1,680.00	1,260.00	840.00	2,100.00	2,520.00
Ethanol - R$ / mˆ3 – September 28, 2018 (BM&F)	1,705.00	1,278.75	852.50	2,131.25	2,557.50

U.S. dollar – October 26, 2018	3.92	2.94	1.96	4.90	5.88

Interest (% rate) – July 2, 2018	6.41%	4.81%	3.21%	8.01%	9.62%
Interest (% rate) – August 27, 2018	6.51%	4.88%	3.26%	8.14%	9.77%
Interest (% rate) – May 10, 2019	7.53%	5.65%	3.77%	9.41%	11.30%
Interest (% rate) – August 15, 2023	11.09%	8.32%	5.55%	13.86%	16.64%

					2017
		Devaluation in reais R$		Appreciation in reais R$
	Probable scenario	Scenario I -25%	Scenario II -50%	Scenario III +25%	Scenario IV+ 50%

Soybean - R$ / bag – July 2017 (CBOT)	68.72	51.54	34.36	85.90	103.08
Cattle - R$ / @ – October 2017 (BMF)	124.58	93.44	62.29	155.73	186.87
Soybean - R$ / bag – November 2017 (CBOT)	69.64	52.23	34.82	87.05	104.46
Soybean - R$ / bag – April 2018 (CBOT)	3.60	2.70	1.80	4.50	5.40
Soybean - R$ / bag – June 2018 (CBOT)	4.44	3.33	2.22	5.55	6.66
Soybean - R$ / bag – July 2018 (CBOT)	71.31	53.48	35.66	89.14	106.97

U.S. dollar – August 3, 2017	3.33	2.50	1.67	4.16	5.00
U.S. dollar – July 28, 2017	3.33	2.50	1.67	4.16	5.00
U.S. dollar – May 30, 2018	3.49	2.62	1.75	4.36	5.24

Schedule of a summary of possible scenarios of loans and receivables

In addition, the Company presents a summary of possible scenarios for the following 12 months of the Company’s financial instruments. Reliable sources of index disclosure were used for the rates used in the “probable scenario”.

					Scenario I - Probable		Scenario I - Possible		Scenario II - Remote		Scenario I - Possible		Scenario II – Remote
(*) Annual average rates		At June 30, 2018					Decrease	25%	Decrease	50%	Increase	25%	Increase	50%
Operation	Risk	Balance (R$)	Notional	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate

Investment	CDI	81,213	—	6.39%	(983)	7.60%	(1,543)	5.70%	(3,086)	3.80%	1,543	9.50%	3,086	11.40%
Marketable securities - LFT	SELIC	10,086	—	6.40%	(122)	7.61%	(193)	5.71%	(383)	3.81%	193	9.51%	383	11.42%
Marketable securities - USD	CDI	19,355	—	6.39%	(234)	7.60%	(368)	5.70%	(735)	3.80%	368	9.50%	735	11.40%
Investment	USD	22,700	3,079	3.86	(416)	3.99	(3,072)	2.99	(6,145)	2.00	3,072	4.99	6,145	5.99
Total cash, cash equivalents		133,354	3,079		(1,755)		(5,176)		(10,349)		5,176		10,349

Financing for Working Capital	USD	(486)	(126)	3.86	(66)	3.99	485	2.99	970	2.00	(485)	4.99	(970)	5.99
Financing for Working Capital	CDI	(141,642)	—	6.39%	(1,714)	7.60%	2,691	5.70%	5,382	3.80%	(2,691)	9.50%	(5,382)	11.40%
Financing for Machinery and Equipment – FINAME	TJLP	(1,317)	—	6.60%	—	6.60%	22	4.95%	43	3.30%	(22)	8.25%	(43)	9.90%
Financing for sugarcane	TJLP	(11,893)	—	6.60%	—	6.60%	196	4.95%	392	3.30%	(196)	8.25%	(392)	9.90%
Total financing (b)		(155,338)	(126)		(1,780)		3,394		6,787		(3,394)		(6,787)

Araucária Farma III	Soybean bags	8,527	121,692	80.60	—	80.60	(2,132)	60.45	(4,264)	40.30	2,132	100.75	4,264	120.89
Araucária Farm IV	Soybean bags	9,017	129,499	86.08	—	86.08	(2,254)	64.56	(4,509)	43.04	2,254	107.60	4,509	129.12
Araucária Farm V	Soybean bags	50,594	717,840	93.27	—	93.27	(12,649)	69.96	(25,297)	46.64	12,649	116.59	25,297	139.91
Jatobá Farm Gleba 12A	Soybean bags	8,657	120,000	88.14	—	88.14	(2,164)	66.10	(4,329)	44.07	2,164	110.17	4,329	132.21
Total receivables from farms		76,795	1,089,031		—	—	(19,199)		(38,399)		19,199		38,399

Derivative, net	Grains	805	(1,819,921)	(a)	—	(a)	12,365	(a)	23,068	(a)	(9,041)	(a)	(19,744)	(a)
Derivative, net	USD	(2,079)	(35,800)	(a)	—	(a)	28,857	(a)	58,799	(a)	(31,027)	(a)	(60,970)	(a)
Derivative, net	Ethanol	216	(2,100)	(a)	—	(a)	1,105	(a)	1,997	(a)	(675)	(a)	(1,566)	(a)
Derivative, net	Swap	(14)	64,810	(a)	—	(a)	331	(a)	321	(a)	344	(a)	350	(a)
Margin - LFT Socopa	SELIC	20,790	—	6.40%	(249)	7.60%	(395)	5.70%	(790)	3.80%	395	9.50%	790	11.40%
Total derivatives		19,718			(249)		42,263		83,395		(40,004)		(81,140)

Cresca, net	USD	(1,450)	(376)	3.86	(51)	3.99	375	2.99	751	2.00	(375)	4.99	(751)	5.99
Cresud, net	USD	267	69	3.86	8	3.99	(69)	2.99	(138)	2.00	69	4.99	138	5.99
Total related parties		(1,183)	(307)		(43)		306		613		(306)		(613)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the transaction were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions with fixed rate.

Schedule of financial liabilities by maturity

The amounts disclosed in the table are the discounted contractual cash flows, in addition to the net derivative financial instruments, whose fair value is disclosed. With respect to payables for the purchase of farms all amounts due at June 30, 2018 and 2017 are payable upon the fulfillment of certain conditions precedent by the sellers and as a result its payment date cannot be determined and have been considered as payable on demand in the table below and no interest or other financial charges have been considered.

	Note	Less than one year	From one to two years	From three to five years	Above five years	Total
At June 30, 2018
Trade payable	14.1	48,518	—	—	—	48,518
Financial instruments derivatives	6	10,489	2,145	—	—	12,634
Loans, financing and debentures	15	70,088	21,298	143,793	40,841	276,020
Payable for purchase of farms	13	—	—	—	—	—
Transactions with related parties	27	1,831	—	—	—	1,831

At June 30, 2017
Trade payable	14.1	37,805	—	—	—	37,805
Financial instruments derivatives	6	3,978	—	—	—	3,978
Loans and financing	15	56,620	16,428	15,129	23,998	112,175
Payable for purchase of farms	13	24,646	—	—	—	24,646
Transactions with related parties	27	4,784	—	—	—	4,784

Schedule of net debt of loans, acquisitions payable and trade accounts payables

According to the following table, the Company presents net debt of loans, acquisitions payable and trade accounts payables and the financial leverage index.

	2018	2017
Loans, financing, debentures and finance leases (Note 15)	276,020	112,175
Total payable for purchase of farms (Note 13)	—	24,646
Total trade accounts payables (Note 14.1)	48,518	37,805
Total derivatives (Note 6)	12,634	3,978
	337,172	178,604

Less: cash and cash equivalents (Note 5.1)	(104,314)	(43,798)
Less: marketable securities (Notes 5.2)	(29,441)	(24,060)
	(133,755)	(67,858)

Net debt	203,417	110,746
Total equity	755,864	667,468
Financial leverage	26.91%	16.59%

Schedule of main assets and liabilities that are measured at fair value, as well as the level of hierarchy

The following table presents the Company’s main financial assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

				June 30, 2018				June 30, 2017
Consolidated – thousand R$	Note	Fair value through profit or loss	Loans and receivables	Total	Fair value Level 2	Fair value through profit or loss	Loans and receivables	Total	Fair value Level 2
Assets
Current
Cash equivalents	5.1	81,213	—	81,213	81,213	28,639	—	28,639	28,639
Marketable securities (d)	5.2	11,215	—	11,215	11,215	6,972	—	6,972	6,972
Trade accounts receivable, net	7.1	—	57,185	57,185	57,185	—	35,167	35,167	35,167
Receivable from sale of farm, net	7.1	21,372	—	21,372	21,372	9,136	—	9,136	9,136
Derivative financial instruments (c)	6	28,299	—	28,299	7,293	4,090	—	4,090	670
Transactions with related parties	27	—	1,660	1,660	1,660	—	1,298	1,298	1,298

Noncurrent
Marketable securities	5.2	18,226	—	18,226	18,226	17,088	—	17,088	17,088
Trade accounts receivable, net	7.1	—	—	—	—	—	100	100	100
Receivable from sale of farm	7.1	55,423	—	55,423	55,423	22,592	—	22,592	22,592
Derivative financial instruments (c)	6	4,053	—	4,053	4,053	1	—	1	—
Transactions with related parties	27	—	—	—	—	—	35,640	35,640	35,640
Total		219,801	58,845	278,646	257,640	88,518	72,205	160,723	157,302

		June 30, 2018				June 30, 2017
Consolidated – thousand R$	Note	Designated at fair value through profit or loss	Financial liabilities at amortized cost	Total	Fair value Level 2	Designated at fair value through profit or loss	Financial liabilities at amortized cost	Total	Fair value Level 2
Liabilities
Current
Trade accounts payable	14.1	—	48,518	48,518	48,518	—	37,805	37,805	37,805
Loans, financing and debentures (a)	15	—	68,412	68,412	68,412	—	55,001	55,001	55,001
Finance lease sugarcane crop - Partnership III (b)	15	1,676	—	1,676	N/A	1,619	—	1,619	N/A
Derivative financial instruments (c)	6	10,489	—	10,489	9,214	3,978	—	3,978	809
Payables for purchase of farms	13	—	—	—	—	—	24,646	24,646	24,646

Noncurrent
Loans, financing and debentures (a)	15	—	187,393	187,393	187,393	—	33,095	33,095	33,095
Finance lease sugarcane crop - Partnerships III and IV (b)	15	18,539	—	18,539	N/A	22,460	—	22,460	N/A
Derivative financial instruments (c)	6	2,145	—	2,145	2,145	—	—	—	—
Total		32,849	304,323	337,172	315,682	28,057	150,547	178,604	151,356

(a) The carrying amount of loans and financing in the financial statements, approximate the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

 (b) Finance lease is measured at fair value in Level 3. The pricing takes into account the average ATR for lease agreements disclosed by Consecana (138 Kg ATR / TC), at the Consecana price for the respective month, at a weighting of 50% EHC and 50% EAC.

 (c) The Derivative transactions negotiated in an active market in the amount of R$1,275 (R$3,169 at June 30, 2017) are measured at fair value at Level 1, and over-the-counter transactions are measured at Level 2, as presented in the table above.